Taxation - Tax recognised in other comprehensive income or in equity and tax assets and liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax on items that may be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	£ (3)	£ (11)	£ 19
Tax on fair value movements on cash flow hedges	(5)	3	(12)
Net tax (charge)/credit recognised in other comprehensive income	(8)	(8)	7
Tax credit on share based remuneration recognised directly in equity	21	20	24
Current tax assets	13	42
Current tax liabilities	(153)	(119)
Total	(140)	(77)
Deferred tax assets	75	84
Deferred tax liabilities	(405)	(473)
Total	£ (330)	£ (389)	£ (345)